UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents		$ 828	$ 894
Financial assets		878	88
Accounts and other receivable, net		2,215	1,602
Inventory, net		615	580
Other assets		721	702
Current Assets		5,257	3,866
Non-Current Assets
Financial assets		363	261
Accounts and other receivable, net		731	679
Other assets		223	218
Property, plant and equipment		3,783	4,036
Deferred income tax assets		613	348
Intangible assets		4,685	4,226
Equity accounted investments		80	70
Goodwill		2,435	2,216
Assets		18,170	15,920
Current Liabilities
Accounts payable and other		3,717	3,716
Loan payable to Brookfield Business Partners		0	1,860
Non-recourse borrowings in subsidiaries of the company		426	53
Exchangeable and class B shares		1,546	0
Current Liabilities		5,689	5,629
Non-Current Liabilities
Accounts payable and other		3,191	3,475
Non-recourse borrowings in subsidiaries of the company		7,467	5,193
Deferred income tax liabilities		491	487
Liabilities		16,838	14,784
Equity
Brookfield Business Partners	[1]	56	(516)
Non-controlling interests		1,276	1,652
Equity		1,332	1,136
Liabilities and Equity		$ 18,170	$ 15,920

[1]	Common equity is attributable to the partnership both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b), for further details.